Note 22 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Total interest and dividend income	$ 13,459	$ 12,829	$ 12,129	$ 11,940	$ 11,564	$ 11,330	$ 10,902	$ 10,199	$ 50,357	$ 43,995
Total interest expense	2,998	2,584	2,287	2,040	1,762	1,818	1,625	1,442	9,909	6,647
Net interest income	10,461	10,245	9,842	9,900	9,802	9,512	9,277	8,757	40,448	37,348
Provision for Loan and Lease Losses, Total	210	210	210	210	430	280	170	165
Net interest income after provision for loan losses	10,251	10,035	9,632	9,690	9,372	9,232	9,107	8,592	39,608	36,303
Total noninterest income	977	954	1,009	788	918	1,441	989	1,511	3,728	4,859
Total noninterest expense	7,243	7,092	7,063	7,345	6,217	7,297	6,704	7,267	28,743	27,485
Income before income taxes	3,985	3,897	3,578	3,133	4,073	3,376	3,392	2,836	14,593	13,677
Income taxes	560	593	481	528	1,687	914	885	736	2,162	4,222
Net income	$ 3,425	$ 3,304	$ 3,097	$ 2,605	$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 12,431	$ 9,455
Net income, basic (in dollars per share)	$ 1.06	$ 1.02	$ 0.96	$ 0.81	$ 0.73	$ 0.77	$ 0.84	$ 0.78	$ 3.85	$ 3.12
Net income, diluted (in dollars per share)	$ 1.05	$ 1.02	$ 0.96	$ 0.80	$ 0.73	$ 0.76	$ 0.83	$ 0.78	$ 3.83	$ 3.10
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	3,239,180	3,234,393	3,225,726	3,220,262	3,215,300	3,212,335	3,000,451	2,679,816	3,229,954	3,028,950
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	3,250,149	3,248,326	3,240,329	3,238,069	3,231,791	3,223,753	3,014,140	2,692,015	3,243,907	3,052,585